Intangible Assets, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Subtotal	$ 222,330	$ 213,003
Less: Accumulated amortization	(51,545)	(28,456)
Intangible assets, net	170,785	184,547
Software
Subtotal	6,484	6,212
Patents
Subtotal	$ 215,846	$ 206,791